UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to _________.

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001754832

WestRiver Innovation Lending Fund VIII, L.P.
(Exact name of securitizer as specified in its charter)

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001754832

WRG Debt Funding IV, LLC1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

Trent Dawson, (425) 952-3951
 Name and telephone number, including area code, of the person to contact in connection with this filing.

1 WestRiver Innovation Lending Fund VIII, L.P., as issuer (as defined in Rule 3b-19 of the Securities Exchange Act of 1934, as amended), is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuing entity (under Rule 144A of the Securities Act of 1933, as amended from time to time): WRG Debt Funding IV, LLC.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 8, 2020, obtained by the Issuer with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: June 10, 2020

WestRiver Innovation Lending Fund VIII, L.P. (Depositor)

By: /s/ Trent Dawson
Name: Trent Dawson Title: Chief Financial Officer